SUPPLEMENT DATED MARCH 17, 2010
TO
PROSPECTUS DATED MAY 1, 2003
FOR FUTURITY ACCOLADE NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

This supplement contains information about the Lord Abbett Series Fund International Portfolio.

On April 30, 2010, the name of the Lord Abbett Series International Portfolio will be changed Lord Abbett Series Fund International Opportunities Portfolio.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Futurity Accolade NY (Lord Abbett) 2010